Report of Independent Registered Public Accounting Firm

The Board of Directors and Contract Owners of EquiTrust Life Annuity Account II

EquiTrust Life Insurance Company

Opinion on the Financial Statements

We have audited the accompanying statements of assets and liabilities of each of the subaccounts listed in the Appendix that comprise EquiTrust Life Annuity Account II (the Separate Account), as of December 31, 2023, and the related statements of operations for the year then ended, and the statements of changes in net assets for the two years in the period then ended, and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each subaccount as of December 31, 2023, the results of its operations for the year then ended and changes in its net assets for each of the two years then ended, in conformity with U.S. generally accepted accounting principles.

Basis for Opinion

These financial statements are the responsibility of the Separate Account’s management. Our responsibility is to express an opinion on each of the subaccounts’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) ("PCAOB") and are required to be independent with respect to the Separate Account in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2023, by correspondence with the fund companies or their transfer agents, as applicable. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

/s/ Ernst & Young LLP

We have served as the Separate Account’s auditor since 1998.

Des Moines, Iowa

April 24, 2024

Appendix:

Subaccounts comprising EquiTrust Life Annuity Account II

Subaccounts

American Century VP Capital Appreciation Fund

American Century VP Ultra® Fund

American Century VP Value Fund

BNY Mellon Sustainable U.S. Equity Portfolio – Service Shares

BNY Mellon VIF Appreciation Portfolio – Initial Shares

BNY Mellon VIF Growth & Income Portfolio – Initial Shares

BNY Mellon VIF Opportunistic Small Cap Portfolio – Initial Shares

Calvert VP NASDAQ-100 Index Portfolio

Calvert VP Russell 2000® Small Cap Index Portfolio

Calvert VP S&P MidCap 400 Index Portfolio

Federated Hermes Government Money Fund II - Service Shares

Federated Hermes Managed Volatility Fund II - Primary Shares

Federated Hermes Quality Bond Fund II - Primary Shares

Fidelity® VIP Contrafund® Portfolio - Initial Class

Fidelity® VIP Growth & Income Portfolio - Initial Class

Fidelity® VIP Growth Portfolio - Initial Class

Fidelity® VIP High Income Portfolio - Service Class 2

Fidelity® VIP Index 500 Portfolio - Initial Class

Fidelity® VIP Mid Cap Portfolio - Service Class 2

Fidelity® VIP Overseas Portfolio - Initial Class

Franklin Global Real Estate VIP Fund - Class 2

Franklin Mutual Shares VIP Fund - Class 2

Franklin Small Cap Value VIP Fund - Class 2

Franklin Small-Mid Cap Growth VIP Fund - Class 2

Franklin U.S. Government Securities VIP Fund - Class 2

Templeton Growth VIP Fund - Class 2

LVIP JPMorgan Mid Cap Value Fund - Standard

LVIP JPMorgan Small Cap Core Fund - Standard

T. Rowe Price All-Cap Opportunities Portfolio

T. Rowe Price Equity Income Portfolio

T. Rowe Price Mid-Cap Growth Portfolio

T. Rowe Price Moderate Allocation Portfolio

T. Rowe Price International Stock Portfolio

EquiTrust Life Annuity Account II
Statements of Assets and Liabilities
December 31, 2023

		Net assets			Investments in mutual funds
Subaccount	Investments in shares of mutual funds, at fair value	Accumulation Units	Contracts in annuitization period	Total net assets	Cost	Shares owned	Accumulation units outstanding	Annuitized units outstanding
American Century VP Capital Appreciation Fund	$116,132	$116,132	$-	$116,132	$109,238	8,166.82	2,722.71	-
American Century VP Ultra® Fund	277,418	277,418	-	277,418	216,629	10,815.51	5,083.78	-
American Century VP Value Fund	43,927	21,863	22,064	43,927	36,993	3,603.53	850.65	858.50
BNY Mellon Sustainable U.S. Equity Portfolio - Service Shares	14,196	14,196	-	14,196	12,217	322.12	424.22	-
BNY Mellon VIF Appreciation Portfolio - Initial Shares	2,424,037	2,420,562	3,475	2,424,037	2,551,416	69,218.66	59,224.50	85.01
BNY Mellon VIF Growth & Income Portfolio - Initial Shares	1,053,774	1,053,774	-	1,053,774	956,658	32,604.39	24,409.74	-
BNY Mellon VIF Opportunistic Small Cap Portfolio - Initial Shares	797,541	797,541	-	797,541	858,314	19,020.78	24,668.93	-
Calvert VP NASDAQ-100 Index Portfolio	157,247	152,570	4,677	157,247	67,198	1,098.33	1,893.69	58.06
Calvert VP Russell 2000® Small Cap Index Portfolio	289,480	286,809	2,671	289,480	275,418	3,629.39	7,230.23	67.34
Calvert VP S&P MidCap 400 Index Portfolio	269,124	263,049	6,075	269,124	244,470	2,250.20	5,002.29	115.53
Federated Hermes Government Money Fund II - Service Shares	480,261	480,261	-	480,261	480,261	480,260.97	52,217.76	-
Federated Hermes Managed Volatility Fund II - Primary Shares	1,185,539	1,170,699	14,840	1,185,539	1,339,738	131,434.48	66,775.65	846.42
Federated Hermes Quality Bond Fund II - Primary Shares	711,985	648,063	63,922	711,985	764,490	70,215.53	56,422.36	5,565.21
Fidelity® VIP Contrafund® Portfolio - Initial Class	1,737,226	1,702,167	35,059	1,737,226	1,301,591	35,723.35	26,490.29	545.60
Fidelity® VIP Growth & Income Portfolio - Initial Class	421,296	421,296	-	421,296	302,654	15,580.48	10,608.50	-
Fidelity® VIP Growth Portfolio - Initial Class	344,211	344,211	-	344,211	293,577	3,697.22	6,413.53	-
Fidelity® VIP High Income Portfolio - Service Class 2	55,173	55,173	-	55,173	62,978	12,596.50	2,128.24	-
Fidelity® VIP Index 500 Portfolio - Initial Class	1,165,922	1,151,583	14,339	1,165,922	562,794	2,524.79	24,883.47	309.83
Fidelity® VIP Mid Cap Portfolio - Service Class 2	660,922	660,922	-	660,922	624,521	19,052.23	11,289.95	-
Fidelity® VIP Overseas Portfolio - Initial Class	104,464	104,464	-	104,464	92,183	4,045.86	3,782.31	-
Franklin Global Real Estate VIP Fund - Class 2	24,271	24,271	-	24,271	28,462	1,933.94	1,341.92	-
Franklin Mutual Shares VIP Fund - Class 2	188,456	171,060	17,396	188,456	208,657	12,293.30	6,288.84	639.54
Franklin Small Cap Value VIP Fund - Class 2	382,536	382,536	-	382,536	410,341	28,827.16	7,734.34	-
Franklin Small-Mid Cap Growth VIP Fund - Class 2	236,586	236,586	-	236,586	259,633	17,761.74	6,206.46	-
Franklin U.S. Government Securities VIP Fund - Class 2	132,999	132,999	-	132,999	152,302	12,837.73	10,505.31	-
Templeton Growth VIP Fund - Class 2	62,390	62,390	-	62,390	51,164	5,203.51	3,070.85	-
LVIP JPMorgan Mid Cap Value Fund - Standard	804,904	804,904	-	804,904	815,837	79,121.56	13,731.36	-
LVIP JPMorgan Small Cap Core Fund - Standard	77,898	77,898	-	77,898	77,610	3,924.51	1,923.90	-
T. Rowe Price All-Cap Opportunities Portfolio	1,335,215	1,335,215	-	1,335,215	1,237,751	38,814.39	22,351.49	-
T. Rowe Price Equity Income Portfolio	1,055,642	1,053,712	1,930	1,055,642	1,019,200	38,027.45	25,871.94	47.38
T. Rowe Price Mid-Cap Growth Portfolio	2,193,076	2,189,110	3,966	2,193,076	2,126,508	75,337.56	25,857.77	46.84
T. Rowe Price Moderate Allocation Portfolio	1,143,250	1,143,250	-	1,143,250	1,157,581	57,105.41	34,614.35	-
T. Rowe Price International Stock Portfolio	256,139	256,139	-	256,139	258,256	17,064.55	13,405.94	-

See accompanying notes, including note 6 which includes per unit information.

EquiTrust Life Annuity Account II
Statements of Operations
Year Ended December 31, 2023

	Income	Expenses		Realized gain (loss) on investments
Subaccount	Dividends	Mortality and expense risk	Net investment income (loss)	Realized gain (loss) on sale of fund shares	Realized gain distributions	Net realized gain (loss) on investments	Change in unrealized appreciation/ depreciation of investments	Net increase in net assets from operations
American Century VP Capital Appreciation Fund	$-	$(1,814)	$(1,814)	$(3,571)	$213	$(3,358)	$28,557	$23,385
American Century VP Ultra® Fund	-	(3,329)	(3,329)	713	16,589	17,302	67,566	81,539
American Century VP Value Fund	1,011	(590)	421	269	3,379	3,648	(900)	3,169
BNY Mellon Sustainable U.S. Equity Portfolio - Service Shares	67	(176)	(109)	41	1,503	1,544	1,096	2,531
BNY Mellon VIF Appreciation Portfolio - Initial Shares	16,754	(32,623)	(15,869)	(98,435)	202,365	103,930	326,584	414,645
BNY Mellon VIF Growth & Income Portfolio - Initial Shares	6,627	(14,216)	(7,589)	(1,329)	115,760	114,431	125,535	232,377
BNY Mellon VIF Opportunistic Small Cap Portfolio - Initial Shares	2,639	(10,902)	(8,263)	(7,503)	17,785	10,282	57,141	59,160
Calvert VP NASDAQ-100 Index Portfolio	466	(1,897)	(1,431)	5,266	-	5,266	51,380	55,215
Calvert VP Russell 2000® Small Cap Index Portfolio	2,328	(3,697)	(1,369)	(3,464)	148	(3,316)	42,630	37,945
Calvert VP S&P MidCap 400 Index Portfolio	3,083	(3,871)	(788)	13,441	10,403	23,844	17,314	40,370
Federated Hermes Government Money Fund II - Service Shares	23,061	(7,241)	15,820	-	-	-	-	15,820
Federated Hermes Managed Volatility Fund II - Primary Shares	22,178	(16,422)	5,756	(39,670)	-	(39,670)	114,726	80,812
Federated Hermes Quality Bond Fund II - Primary Shares	20,922	(10,433)	10,489	(23,419)	-	(23,419)	46,306	33,376
Fidelity® VIP Contrafund® Portfolio - Initial Class	7,711	(22,782)	(15,071)	52,332	56,565	108,897	354,516	448,342
Fidelity® VIP Growth & Income Portfolio - Initial Class	6,601	(5,495)	1,106	17,524	14,867	32,391	29,031	62,528
Fidelity® VIP Growth Portfolio - Initial Class	399	(4,498)	(4,099)	18,102	14,523	32,625	67,848	96,374
Fidelity® VIP High Income Portfolio - Service Class 2	3,036	(732)	2,304	(782)	-	(782)	2,951	4,473
Fidelity® VIP Index 500 Portfolio - Initial Class	15,588	(14,479)	1,109	30,291	9,329	39,620	188,150	228,879
Fidelity® VIP Mid Cap Portfolio - Service Class 2	2,409	(8,585)	(6,176)	(147)	17,946	17,799	66,104	77,727
Fidelity® VIP Overseas Portfolio - Initial Class	1,026	(1,393)	(367)	927	259	1,186	16,504	17,323
Franklin Global Real Estate VIP Fund - Class 2	656	(316)	340	(230)	-	(230)	2,025	2,135
Franklin Mutual Shares VIP Fund - Class 2	3,334	(2,599)	735	(4,929)	15,346	10,417	10,214	21,366
Franklin Small Cap Value VIP Fund - Class 2	1,859	(4,945)	(3,086)	(10,125)	20,158	10,033	31,817	38,764
Franklin Small-Mid Cap Growth VIP Fund - Class 2	-	(2,922)	(2,922)	(3,440)	-	(3,440)	54,135	47,773
Franklin U.S. Government Securities VIP Fund - Class 2	3,678	(1,866)	1,812	(2,209)	-	(2,209)	4,327	3,930
Templeton Growth VIP Fund - Class 2	3,018	(1,106)	1,912	(2,642)	-	(2,642)	15,361	14,631
LVIP JPMorgan Mid Cap Value Fund - Standard	24,546	(10,784)	13,762	(8,955)	69,481	60,526	(3,532)	70,756
LVIP JPMorgan Small Cap Core Fund - Standard	982	(979)	3	(165)	614	449	7,648	8,100
T. Rowe Price All-Cap Opportunities Portfolio	3,060	(16,997)	(13,937)	26,301	87,938	114,239	195,423	295,725
T. Rowe Price Equity Income Portfolio	22,605	(15,266)	7,339	(6,015)	42,956	36,941	38,320	82,600
T. Rowe Price Mid-Cap Growth Portfolio	-	(29,844)	(29,844)	21,709	131,207	152,916	235,517	358,589

See accompanying notes.

EquiTrust Life Annuity Account II
Statements of Operations (continued)
Year Ended December 31, 2023

	Income	Expenses		Realized gain (loss) on investments
Subaccount	Dividends	Mortality and expense risk	Net investment income (loss)	Realized gain (loss) on sale of fund shares	Realized gain distributions	Net realized gain (loss) on investments	Change in unrealized appreciation/ depreciation of investments	Net increase in net assets from operations
T. Rowe Price Moderate Allocation Portfolio	$25,708	$(15,505)	$10,203	$(14,010)	$3,099	$(10,911)	$147,083	$146,375
T. Rowe Price International Stock Portfolio	2,432	(3,380)	(948)	(1,136)	-	(1,136)	35,523	33,439

See accompanying notes.

EquiTrust Life Annuity Account II
Statements of Changes in Net Assets
For the Year Ended December 31, 2023

		Operations				Contract transactions
Subaccount	Net Assets at December 31, 2022	Net investment income (loss)	Net realized gain (loss) on investments	Change in unrealized appreciation/ depreciation of investments	Net increase in net assets from operations	Transfers of net premiums	Transfers of surrenders and death benefits	Transfers of administrative and other charges	Transfers between subaccounts, including Declared Interest Option account	Net increase (decrease) in net assets from contract transactions	Total increase (decrease) in net assets	Net Assets at December 31, 2023
American Century VP Capital Appreciation Fund	$136,308	$(1,814)	$(3,358)	$28,557	$23,385	$300	$(34,530)	$(114)	$(9,217)	$(43,561)	$(20,176)	$116,132
American Century VP Ultra® Fund	196,434	(3,329)	17,302	67,566	81,539	1,100	(300)	(138)	(1,217)	(555)	80,984	277,418
American Century VP Value Fund	43,584	421	3,648	(900)	3,169	54	(3,248)	226	142	(2,826)	343	43,927
BNY Mellon Sustainable U.S. Equity Portfolio - Service Shares	11,352	(109)	1,544	1,096	2,531	-	-	(22)	335	313	2,844	14,196
BNY Mellon VIF Appreciation Portfolio - Initial Shares	2,217,530	(15,869)	103,930	326,584	414,645	6,438	(193,280)	(2,294)	(19,002)	(208,138)	206,507	2,424,037
BNY Mellon VIF Growth & Income Portfolio - Initial Shares	971,267	(7,589)	114,431	125,535	232,377	5,310	(145,523)	(907)	(8,750)	(149,870)	82,507	1,053,774
BNY Mellon VIF Opportunistic Small Cap Portfolio - Initial Shares	790,312	(8,263)	10,282	57,141	59,160	3,424	(46,402)	(1,286)	(7,667)	(51,931)	7,229	797,541
Calvert VP NASDAQ-100 Index Portfolio	107,152	(1,431)	5,266	51,380	55,215	-	(5,334)	(26)	240	(5,120)	50,095	157,247
Calvert VP Russell 2000® Small Cap Index Portfolio	265,395	(1,369)	(3,316)	42,630	37,945	1,315	(9,156)	(140)	(5,879)	(13,860)	24,085	289,480
Calvert VP S&P MidCap 400 Index Portfolio	286,784	(788)	23,844	17,314	40,370	1,085	(64,989)	(131)	6,005	(58,030)	(17,660)	269,124
Federated Hermes Government Money Fund II - Service Shares	530,899	15,820	-	-	15,820	4,651	(66,828)	(766)	(3,515)	(66,458)	(50,638)	480,261
Federated Hermes Managed Volatility Fund II - Primary Shares	1,194,248	5,756	(39,670)	114,726	80,812	6,509	(96,567)	(1,479)	2,016	(89,521)	(8,709)	1,185,539
Federated Hermes Quality Bond Fund II - Primary Shares	798,484	10,489	(23,419)	46,306	33,376	4,570	(124,231)	(181)	(33)	(119,875)	(86,499)	711,985
Fidelity® VIP Contrafund® Portfolio - Initial Class	1,477,250	(15,071)	108,897	354,516	448,342	8,130	(179,575)	(1,035)	(15,886)	(188,366)	259,976	1,737,226
Fidelity® VIP Growth & Income Portfolio - Initial Class	370,258	1,106	32,391	29,031	62,528	3,357	(17,972)	(209)	3,334	(11,490)	51,038	421,296
Fidelity® VIP Growth Portfolio - Initial Class	291,063	(4,099)	32,625	67,848	96,374	3,099	(45,845)	(280)	(200)	(43,226)	53,148	344,211

See accompanying notes.

EquiTrust Life Annuity Account II
Statements of Changes in Net Assets (continued)
For the Year Ended December 31, 2023

		Operations				Contract transactions
Subaccount	Net Assets at December 31, 2022	Net investment income (loss)	Net realized gain (loss) on investments	Change in unrealized appreciation/ depreciation of investments	Net increase in net assets from operations	Transfers of net premiums	Transfers of surrenders and death benefits	Transfers of administrative and other charges	Transfers between subaccounts, including Declared Interest Option account	Net increase (decrease) in net assets from contract transactions	Total increase (decrease) in net assets	Net Assets at December 31, 2023
Fidelity® VIP High Income Portfolio - Service Class 2	$51,861	$2,304	$(782)	$2,951	$4,473	$18	$(2,003)	$(93)	$917	$(1,161)	$3,312	$55,173
Fidelity® VIP Index 500 Portfolio - Initial Class	930,072	1,109	39,620	188,150	228,879	3,981	(24,204)	(426)	27,620	6,971	235,850	1,165,922
Fidelity® VIP Mid Cap Portfolio - Service Class 2	600,259	(6,176)	17,799	66,104	77,727	4,335	(20,646)	(567)	(186)	(17,064)	60,663	660,922
Fidelity® VIP Overseas Portfolio - Initial Class	95,569	(367)	1,186	16,504	17,323	2,237	(8,892)	(96)	(1,677)	(8,428)	8,895	104,464
Franklin Global Real Estate VIP Fund - Class 2	22,382	340	(230)	2,025	2,135	-	(472)	(56)	282	(246)	1,889	24,271
Franklin Mutual Shares VIP Fund - Class 2	189,969	735	10,417	10,214	21,366	120	(21,382)	98	(1,715)	(22,879)	(1,513)	188,456
Franklin Small Cap Value VIP Fund - Class 2	353,650	(3,086)	10,033	31,817	38,764	4,240	(14,019)	(314)	215	(9,878)	28,886	382,536
Franklin Small-Mid Cap Growth VIP Fund - Class 2	192,513	(2,922)	(3,440)	54,135	47,773	324	(1,062)	(156)	(2,806)	(3,700)	44,073	236,586
Franklin U.S. Government Securities VIP Fund - Class 2	139,047	1,812	(2,209)	4,327	3,930	1,093	(8,241)	(250)	(2,580)	(9,978)	(6,048)	132,999
Templeton Growth VIP Fund - Class 2	88,438	1,912	(2,642)	15,361	14,631	180	(36,752)	(67)	(4,040)	(40,679)	(26,048)	62,390
LVIP JPMorgan Mid Cap Value Fund - Standard	790,894	13,762	60,526	(3,532)	70,756	9,088	(49,848)	(412)	(15,574)	(56,746)	14,010	804,904
LVIP JPMorgan Small Cap Core Fund - Standard	68,060	3	449	7,648	8,100	-	-	(70)	1,808	1,738	9,838	77,898
T. Rowe Price All-Cap Opportunities Portfolio	1,109,735	(13,937)	114,239	195,423	295,725	9,434	(74,396)	(1,123)	(4,160)	(70,245)	225,480	1,335,215
T. Rowe Price Equity Income Portfolio	1,147,512	7,339	36,941	38,320	82,600	7,846	(176,736)	(1,040)	(4,540)	(174,470)	(91,870)	1,055,642
T. Rowe Price Mid-Cap Growth Portfolio	2,051,495	(29,844)	152,916	235,517	358,589	15,943	(223,911)	(2,276)	(6,764)	(217,008)	141,581	2,193,076
T. Rowe Price Moderate Allocation Portfolio	1,098,971	10,203	(10,911)	147,083	146,375	4,998	(113,165)	(1,408)	7,479	(102,096)	44,279	1,143,250

See accompanying notes.

EquiTrust Life Annuity Account II
Statements of Changes in Net Assets (continued)
For the Year Ended December 31, 2023

		Operations				Contract transactions
Subaccount	Net Assets at December 31, 2022	Net investment income (loss)	Net realized gain (loss) on investments	Change in unrealized appreciation/ depreciation of investments	Net increase in net assets from operations	Transfers of net premiums	Transfers of surrenders and death benefits	Transfers of administrative and other charges	Transfers between subaccounts, including Declared Interest Option account	Net increase (decrease) in net assets from contract transactions	Total increase (decrease) in net assets	Net Assets at December 31, 2023
T. Rowe Price International Stock Portfolio	$231,533	$(948)	$(1,136)	$35,523	$33,439	$1,445	$(6,014)	$(288)	$(3,976)	$(8,833)	$24,606	$256,139

See accompanying notes.

EquiTrust Life Annuity Account II
Statements of Changes in Net Assets
For the Year Ended December 31, 2022

		Operations				Contract transactions
Subaccount	Net Assets at December 31, 2021	Net investment income (loss)	Net realized gain (loss) on investments	Change in unrealized appreciation/ depreciation of investments	Net decrease in net assets from operations	Transfers of net premiums	Transfers of surrenders and death benefits	Transfers of administrative and other charges	Transfers between subaccounts, including Declared Interest Option account	Net increase (decrease) in net assets from contract transactions	Total decrease in net assets	Net Assets at December 31, 2022
American Century VP Capital Appreciation Fund	$240,566	$(2,211)	$18,342	$(85,041)	$(68,910)	$611	$(16,786)	$(119)	$(19,054)	$(35,348)	$(104,258)	$136,308
American Century VP Ultra® Fund	497,912	(4,959)	82,470	(227,665)	(150,154)	905	(153,372)	(140)	1,283	(151,324)	(301,478)	196,434
American Century VP Value Fund	50,658	304	5,024	(5,785)	(457)	76	(4,267)	207	(2,633)	(6,617)	(7,074)	43,584
BNY Mellon Sustainable U.S. Equity Portfolio - Service Shares	54,478	(329)	11,605	(20,006)	(8,730)	-	(34,023)	(22)	(351)	(34,396)	(43,126)	11,352
BNY Mellon VIF Appreciation Portfolio - Initial Shares	2,867,054	(16,845)	668,979	(1,198,415)	(546,281)	4,037	(88,660)	(2,354)	(16,266)	(103,243)	(649,524)	2,217,530
BNY Mellon VIF Growth & Income Portfolio - Initial Shares	1,196,620	(6,073)	216,996	(400,411)	(189,488)	3,883	(16,780)	(883)	(22,085)	(35,865)	(225,353)	971,267
BNY Mellon VIF Opportunistic Small Cap Portfolio - Initial Shares	1,227,060	(13,390)	292,591	(486,228)	(207,027)	3,497	(174,605)	(1,403)	(57,210)	(229,721)	(436,748)	790,312
Calvert VP NASDAQ-100 Index Portfolio	180,313	(1,613)	19,297	(75,308)	(57,624)	-	(15,742)	(35)	240	(15,537)	(73,161)	107,152
Calvert VP Russell 2000® Small Cap Index Portfolio	348,897	(1,651)	29,564	(102,605)	(74,692)	749	(13,193)	(163)	3,797	(8,810)	(83,502)	265,395
Calvert VP S&P MidCap 400 Index Portfolio	470,151	(1,724)	62,136	(125,723)	(65,311)	1,448	(117,420)	(135)	(1,949)	(118,056)	(183,367)	286,784
Federated Hermes Government Money Fund II - Service Shares	576,511	(1,420)	-	-	(1,420)	5,273	(38,285)	(785)	(10,395)	(44,192)	(45,612)	530,899
Federated Hermes Managed Volatility Fund II - Primary Shares	1,677,239	7,507	258,194	(507,268)	(241,567)	8,023	(197,319)	(1,665)	(50,463)	(241,424)	(482,991)	1,194,248
Federated Hermes Quality Bond Fund II - Primary Shares	1,006,670	11,073	(4,860)	(111,692)	(105,479)	3,523	(98,532)	(319)	(7,379)	(102,707)	(208,186)	798,484
Fidelity® VIP Contrafund® Portfolio - Initial Class	2,256,649	(14,954)	124,092	(706,274)	(597,136)	6,459	(160,606)	(1,122)	(26,994)	(182,263)	(779,399)	1,477,250
Fidelity® VIP Growth & Income Portfolio - Initial Class	400,904	1,039	16,405	(42,351)	(24,907)	3,750	(4,429)	(225)	(4,835)	(5,739)	(30,646)	370,258
Fidelity® VIP Growth Portfolio - Initial Class	396,272	(2,513)	27,796	(126,363)	(101,080)	3,456	(3,797)	(285)	(3,503)	(4,129)	(105,209)	291,063

See accompanying notes.

EquiTrust Life Annuity Account II
Statements of Changes in Net Assets (continued)
For the Year Ended December 31, 2022

		Operations				Contract transactions
Subaccount	Net Assets at December 31, 2021	Net investment income (loss)	Net realized gain (loss) on investments	Change in unrealized appreciation/ depreciation of investments	Net decrease in net assets from operations	Transfers of net premiums	Transfers of surrenders and death benefits	Transfers of administrative and other charges	Transfers between subaccounts, including Declared Interest Option account	Net increase (decrease) in net assets from contract transactions	Total decrease in net assets	Net Assets at December 31, 2022
Fidelity® VIP High Income Portfolio - Service Class 2	$61,116	$2,038	$(474)	$(9,397)	$(7,833)	$25	$(783)	$(95)	$(569)	$(1,422)	$(9,255)	$51,861
Fidelity® VIP Index 500 Portfolio - Initial Class	1,304,607	(171)	106,679	(353,386)	(246,878)	5,308	(129,316)	(413)	(3,236)	(127,657)	(374,535)	930,072
Fidelity® VIP Mid Cap Portfolio - Service Class 2	805,818	(7,424)	38,453	(161,842)	(130,813)	5,441	(26,658)	(617)	(52,912)	(74,746)	(205,559)	600,259
Fidelity® VIP Overseas Portfolio - Initial Class	126,866	(302)	875	(33,272)	(32,699)	3,115	(5,067)	(97)	3,451	1,402	(31,297)	95,569
Franklin Global Real Estate VIP Fund - Class 2	31,528	251	2,052	(10,571)	(8,268)	-	(961)	(61)	144	(878)	(9,146)	22,382
Franklin Mutual Shares VIP Fund - Class 2	220,695	879	17,437	(37,171)	(18,855)	145	(10,017)	76	(2,075)	(11,871)	(30,726)	189,969
Franklin Small Cap Value VIP Fund - Class 2	423,448	(1,468)	56,012	(102,290)	(47,746)	3,192	(13,466)	(331)	(11,447)	(22,052)	(69,798)	353,650
Franklin Small-Mid Cap Growth VIP Fund - Class 2	396,986	(3,886)	31,000	(161,496)	(134,382)	135	(80,048)	(168)	9,990	(70,091)	(204,473)	192,513
Franklin U.S. Government Securities VIP Fund - Class 2	165,770	1,478	(1,595)	(17,733)	(17,850)	1,059	(10,937)	(270)	1,275	(8,873)	(26,723)	139,047
Templeton Growth VIP Fund - Class 2	152,115	(1,370)	(14,238)	(2,070)	(17,678)	180	(44,129)	(71)	(1,979)	(45,999)	(63,677)	88,438
LVIP JPMorgan Mid Cap Value Fund - Standard	1,023,433	(4,103)	144,667	(233,997)	(93,433)	10,083	(111,125)	(488)	(37,576)	(139,106)	(232,539)	790,894
LVIP JPMorgan Small Cap Core Fund - Standard	96,263	(706)	17,258	(36,119)	(19,567)	-	-	(79)	(8,557)	(8,636)	(28,203)	68,060
T. Rowe Price All-Cap Opportunities Portfolio	1,515,820	(17,156)	87,088	(412,726)	(342,794)	4,039	(77,193)	(1,222)	11,085	(63,291)	(406,085)	1,109,735
T. Rowe Price Equity Income Portfolio	1,437,614	5,721	124,422	(193,578)	(63,435)	6,092	(211,790)	(1,135)	(19,834)	(226,667)	(290,102)	1,147,512
T. Rowe Price Mid-Cap Growth Portfolio	3,109,668	(32,186)	57,440	(754,748)	(729,494)	13,497	(181,553)	(2,459)	(158,164)	(328,679)	(1,058,173)	2,051,495
T. Rowe Price Moderate Allocation Portfolio	1,507,252	1,839	25,085	(313,923)	(286,999)	5,024	(124,444)	(1,524)	(338)	(121,282)	(408,281)	1,098,971

See accompanying notes.

EquiTrust Life Annuity Account II
Statements of Changes in Net Assets (continued)
For the Year Ended December 31, 2022

		Operations				Contract transactions
Subaccount	Net Assets at December 31, 2021	Net investment income (loss)	Net realized gain (loss) on investments	Change in unrealized appreciation/ depreciation of investments	Net decrease in net assets from operations	Transfers of net premiums	Transfers of surrenders and death benefits	Transfers of administrative and other charges	Transfers between subaccounts, including Declared Interest Option account	Net increase (decrease) in net assets from contract transactions	Total decrease in net assets	Net Assets at December 31, 2022
T. Rowe Price International Stock Portfolio	$306,116	$(1,531)	$2,143	$(51,614)	$(51,002)	$1,775	$(32,715)	$(275)	$7,634	$(23,581)	$(74,583)	$231,533

See accompanying notes.

EquiTrust Life Annuity Account II

Notes to Financial Statements

December 31, 2023

1. Organization and Significant Accounting Policies

Organization

EquiTrust Life Annuity Account II (the Account), a unit investment trust registered under the Investment Company Act of 1940, as amended, was established by EquiTrust Life Insurance Company (the Company). The Account is a funding vehicle for individual variable annuity contracts issued by the Company. The Company discontinued sales of variable annuity contracts but continues to receive premiums from sales that occurred prior to this change.

The assets and liabilities of the Account are clearly identified and distinguished from the Company’s other assets and liabilities. The portion of the Account’s assets applicable to the variable annuity contracts is not available to satisfy liabilities arising out of any other business the Company may conduct.

At the direction of eligible contract owners, the Account invests in the following thirty-five investment subaccounts which, in turn, own open-end mutual fund shares of registered investment companies (the Funds). Eligible contract owners may also allocate funds to the Declared Interest Option (DIO) account. The DIO is funded by the general account of the Company and pays interest at declared rates with a guaranteed minimum. Assets and liabilities associated with funds allocated to the DIO are excluded from the Account as these are included in the Company’s general account.

Subaccount / Fund

Fidelity® Variable Insurance Products Funds
American Century Variable Portfolios, Inc.	(continued)
American Century VP Capital Appreciation Fund	Fidelity® VIP Growth Portfolio - Initial Class
American Century VP Inflation Protection Bond Fund (1)	Fidelity® VIP High Income Portfolio - Service Class 2
American Century VP Mid Cap Value Fund (1)	Fidelity® VIP Index 500 Portfolio - Initial Class
American Century VP Ultra® Fund	Fidelity® VIP Mid Cap Portfolio - Service Class 2
American Century VP Value Fund	Fidelity® VIP Overseas Portfolio - Initial Class
BNY Mellon Sustainable U.S. Equity Portfolio, Inc.	Franklin Templeton Variable Insurance Products Trust
BNY Mellon Sustainable U.S. Equity Portfolio - Service Shares	Franklin Global Real Estate VIP Fund - Class 2
BNY Mellon Variable Investment Fund	Franklin Mutual Shares VIP Fund - Class 2
BNY Mellon VIF Appreciation Portfolio - Initial Shares	Franklin Small Cap Value VIP Fund - Class 2
BNY Mellon VIF Growth & Income Portfolio - Initial Shares	Franklin Small-Mid Cap Growth VIP Fund - Class 2
BNY Mellon VIF Opportunistic Small Cap Portfolio - Initial Shares	Franklin U.S. Government Securities VIP Fund - Class 2
Calvert Variable Products, Inc.	Templeton Growth VIP Fund - Class 2
Calvert VP NASDAQ-100 Index Portfolio	Lincoln Variable Insurance Products Trust (2)
Calvert VP Russell 2000® Small Cap Index Portfolio	LVIP JPMorgan Mid Cap Value Fund – Standard (2)
Calvert VP S&P MidCap 400 Index Portfolio	LVIP JPMorgan Small Cap Core Fund – Standard (2)
Federated Hermes Insurance Series	T. Rowe Price Equity Series, Inc.
Federated Hermes Government Money Fund II - Service Shares	T. Rowe Price All-Cap Opportunities Portfolio
Federated Hermes Managed Volatility Fund II - Primary Shares	T. Rowe Price Equity Income Portfolio
Federated Hermes Quality Bond Fund II - Primary Shares	T. Rowe Price Mid-Cap Growth Portfolio
Fidelity® Variable Insurance Products Funds	T. Rowe Price Moderate Allocation Portfolio
Fidelity® VIP Contrafund® Portfolio - Initial Class	T. Rowe Price International Series, Inc.
Fidelity® VIP Growth & Income Portfolio - Initial Class	T. Rowe Price International Stock Portfolio

EquiTrust Life Annuity Account II

Notes to Financial Statements (continued)

(1)	Subaccount was inactive during 2023 and 2022; accordingly, a Statement of Assets and Liabilities, a Statement of Operations and a Statement of Changes in Net Assets have not been presented herein.
(2)	On April 28, 2023, J.P. Morgan Insurance Trust funds were reorganized into newly formed funds of Lincoln Variable Insurance Products Trust. On that date, assets of each fund were transferred as noted below. In addition, subaccounts that had invested in the J.P. Morgan Insurance Trust funds transferred their investment into the respective newly formed fund as noted below.

Newly formed fund/portfolio	Former fund/portfolio
LVIP JPMorgan Mid Cap Value Fund – Standard	J.P. Morgan Ins. Trust Mid Cap Value Portfolio - Class 1
LVIP JPMorgan Small Cap Core Fund – Standard	J.P. Morgan Ins. Trust Small Cap Core Portfolio - Class 1

Investments

Investments in shares of the Funds are stated at fair value, which is the closing net asset value per share as determined by the Funds. The first-in, first-out cost basis has been used in determining the net realized gain or loss from investment transactions and unrealized appreciation or depreciation on investments. Investment transactions are accounted for on the trade date.

The inputs used in determining the fair value of the Account’s investments are summarized in three broad levels listed below:

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Account’s own assumptions in determining the fair value of the investments)

At December 31, 2023, all valuation inputs used to determine the fair value of mutual fund shares owned by the Account were classified as Level 1. There were no transfers into or out of Level 3 during the year.

Dividends and realized capital gain distributions are taken into income on an accrual basis as of the ex-dividend date and are automatically reinvested in shares of the Funds on the payable date.

Contracts in Annuitization Period

Net assets allocated to contracts in the annuitization period are computed according to the mortality table indicated in the original contract with an assumed investment return determined at the time of annuitization. The mortality risk is fully borne by the Company and may result in additional amounts being transferred into the variable annuity account by the Company to cover greater longevity of annuitants than expected. Conversely, if amounts allocated exceed amounts required, transfers may be made to the insurance company.

Use of Estimates in the Preparation of Financial Statements

The preparation of the Account’s financial statements and accompanying notes in accordance with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts reported and disclosed. These estimates and assumptions could change in the future as more information becomes known, which could impact the amounts reported and disclosed in the financial statements and accompanying notes.

EquiTrust Life Annuity Account II

Notes to Financial Statements (continued)

2. Expense Charges and Related Party Transactions

Paid to the Company

The Account pays the Company certain amounts relating to the distribution and administration of the contracts funded by the Account and as reimbursement for certain mortality and other risks assumed by the Company. The following summarizes those amounts.

Mortality and Expense Risk Charges: The Company deducts a daily mortality and expense risk charge from the Account at an effective annual rate of 1.40% of the average daily net asset value of the Account. These charges are assessed in return for the Company’s assumption of risks associated with adverse mortality experience or excess administrative expenses in connection with contracts issued.

Administrative Charge: Prior to the annuity payment period, the Company will deduct an annual administrative charge of $45 to reimburse it for administrative expenses related to the contract. A portion of this charge may be deducted from funds held in the fixed interest subaccount.

Transfer Charge: A transfer charge of $25 may be imposed for the thirteenth and each subsequent transfer between subaccounts in any one contract year.

3. Federal Income Taxes

The operations of the Account are included in the federal income tax return of the Company, which is taxed as a life insurance company under the provisions of the Internal Revenue Code (IRC). Under the current provisions of the IRC, the Company does not expect to incur federal income taxes on the earnings of the Account to the extent the earnings are credited under the contracts. Based on this, no charge is being made currently to the Account for federal income taxes. The Company will review periodically the status of this policy. In the event of changes in the tax law, a charge may be made in future years for any federal income taxes that would be attributable to the contracts.

EquiTrust Life Annuity Account II

Notes to Financial Statements (continued)

4. Purchases and Sales of Investment Securities

The aggregate cost of investment securities purchased and proceeds from investment securities sold by subaccount were as follows during the year ended December 31, 2023:

	Cost of	Proceeds
Subaccount	Purchases	from Sales

American Century Variable Portfolios, Inc.:
American Century VP Capital Appreciation Fund	$437	$45,599
American Century VP Ultra® Fund	17,491	4,786
American Century VP Value Fund	4,810	3,836

BNY Mellon Sustainable U.S. Equity Portfolio, Inc.:
BNY Mellon Sustainable U.S. Equity Portfolio - Service Shares	1,903	196

BNY Mellon Variable Investment Fund:
BNY Mellon VIF Appreciation Portfolio - Initial Shares	227,438	249,080
BNY Mellon VIF Growth & Income Portfolio - Initial Shares	131,284	172,983
BNY Mellon VIF Opportunistic Small Cap Portfolio - Initial Shares	25,708	68,117

Calvert Variable Products, Inc.:
Calvert VP NASDAQ-100 Index Portfolio	591	7,142
Calvert VP Russell 2000® Small Cap Index Portfolio	6,778	21,859
Calvert VP S&P MidCap 400 Index Portfolio	21,463	69,878

Federated Hermes Insurance Series:
Federated Hermes Government Money Fund II - Service Shares	33,772	84,410
Federated Hermes Managed Volatility Fund II - Primary Shares	32,836	116,601
Federated Hermes Quality Bond Fund II - Primary Shares	38,206	147,592

Fidelity® Variable Insurance Products Funds:
Fidelity® VIP Contrafund® Portfolio - Initial Class	76,741	223,613
Fidelity® VIP Growth & Income Portfolio - Initial Class	30,194	25,711
Fidelity® VIP Growth Portfolio - Initial Class	19,892	52,694
Fidelity® VIP High Income Portfolio - Service Class 2	3,949	2,806
Fidelity® VIP Index 500 Portfolio - Initial Class	62,028	44,619
Fidelity® VIP Mid Cap Portfolio - Service Class 2	27,542	32,836
Fidelity® VIP Overseas Portfolio - Initial Class	4,080	12,616

EquiTrust Life Annuity Account II

Notes to Financial Statements (continued)

	Cost of	Proceeds
Subaccount	Purchases	from Sales

Franklin Templeton Variable Insurance Products Trust:
Franklin Global Real Estate VIP Fund - Class 2	$934	$840
Franklin Mutual Shares VIP Fund - Class 2	19,847	26,645
Franklin Small Cap Value VIP Fund - Class 2	30,480	23,286
Franklin Small-Mid Cap Growth VIP Fund - Class 2	1,861	8,483
Franklin U.S. Government Securities VIP Fund - Class 2	5,375	13,541
Templeton Growth VIP Fund - Class 2	3,073	41,840

Lincoln Variable Insurance Products Trust:
LVIP JPMorgan Mid Cap Value Fund - Standard	105,587	79,090
LVIP JPMorgan Small Cap Core Fund - Standard	3,380	1,025

T. Rowe Price Equity Series, Inc.:
T. Rowe Price All-Cap Opportunities Portfolio	108,580	104,824
T. Rowe Price Equity Income Portfolio	75,175	199,350
T. Rowe Price Mid-Cap Growth Portfolio	147,209	262,854
T. Rowe Price Moderate Allocation Portfolio	55,744	144,538

T. Rowe Price International Series, Inc.:
T. Rowe Price International Stock Portfolio	7,880	17,661

EquiTrust Life Annuity Account II

Notes to Financial Statements (continued)

5. Summary of Changes from Unit Transactions

Transactions in units of each subaccount were as follows for the periods ended December 31, 2023 and 2022:

		Period Ended December 31,
	2023			2022
			Net			Net
			Increase			Increase
Subaccount	Purchased	Redeemed	(Decrease)	Purchased	Redeemed	(Decrease)

American Century Variable Portfolios, Inc.:
American Century VP Capital Appreciation Fund	8	1,089	(1,081)	93	1,049	(956)
American Century VP Ultra® Fund	23	34	(11)	50	3,568	(3,518)
American Century VP Value Fund	19	135	(116)	14	292	(278)

BNY Mellon Sustainable U.S. Equity Portfolio, Inc.:
BNY Mellon Sustainable U.S. Equity Portfolio - Service Shares	13	2	11	-	1,092	(1,092)

BNY Mellon Variable Investment Fund:
BNY Mellon VIF Appreciation Portfolio - Initial Shares	251	5,672	(5,421)	162	3,057	(2,895)
BNY Mellon VIF Growth & Income Portfolio - Initial Shares	249	3,949	(3,700)	126	1,110	(984)
BNY Mellon VIF Opportunistic Small Cap Portfolio - Initial Shares	216	1,894	(1,678)	90	7,380	(7,290)

Calvert Variable Products, Inc.:
Calvert VP NASDAQ-100 Index Portfolio	5	78	(73)	4	243	(239)
Calvert VP Russell 2000® Small Cap Index Portfolio	128	524	(396)	130	364	(234)
Calvert VP S&P MidCap 400 Index Portfolio	178	1,306	(1,128)	23	2,528	(2,505)

Federated Hermes Insurance Series:
Federated Hermes Government Money Fund II - Service Shares	1,300	8,584	(7,284)	529	5,489	(4,960)
Federated Hermes Managed Volatility Fund II - Primary Shares	786	6,178	(5,392)	367	14,572	(14,205)
Federated Hermes Quality Bond Fund II - Primary Shares	1,674	12,454	(10,780)	582	9,898	(9,316)

Fidelity® Variable Insurance Products Funds:
Fidelity® VIP Contrafund® Portfolio - Initial Class	286	3,508	(3,222)	290	3,622	(3,332)
Fidelity® VIP Growth & Income Portfolio - Initial Class	260	567	(307)	115	279	(164)
Fidelity® VIP Growth Portfolio - Initial Class	130	1,003	(873)	82	186	(104)
Fidelity® VIP High Income Portfolio - Service Class 2	38	85	(47)	2	60	(58)
Fidelity® VIP Index 500 Portfolio - Initial Class	934	753	181	163	3,450	(3,287)
Fidelity® VIP Mid Cap Portfolio - Service Class 2	146	465	(319)	110	1,571	(1,461)
Fidelity® VIP Overseas Portfolio - Initial Class	116	446	(330)	264	218	46

EquiTrust Life Annuity Account II

Notes to Financial Statements (continued)

		Period Ended December 31,
	2023			2022
			Net			Net
			Increase			Increase
Subaccount	Purchased	Redeemed	(Decrease)	Purchased	Redeemed	(Decrease)

Franklin Templeton Variable Insurance Products Trust:
Franklin Global Real Estate VIP Fund - Class 2	17	35	(18)	16	53	(37)
Franklin Mutual Shares VIP Fund - Class 2	55	942	(887)	15	489	(474)
Franklin Small Cap Value VIP Fund - Class 2	197	414	(217)	92	585	(493)
Franklin Small-Mid Cap Growth VIP Fund - Class 2	59	165	(106)	307	2,507	(2,200)
Franklin U.S. Government Securities VIP Fund - Class 2	143	954	(811)	174	865	(691)
Templeton Growth VIP Fund - Class 2	4	2,128	(2,124)	37	2,641	(2,604)

Lincoln Variable Insurance Products Trust:
LVIP JPMorgan Mid Cap Value Fund - Standard	227	1,255	(1,028)	182	2,722	(2,540)
LVIP JPMorgan Small Cap Core Fund - Standard	51	2	49	58	292	(234)

T. Rowe Price Equity Series, Inc.:
T. Rowe Price All-Cap Opportunities Portfolio	380	1,657	(1,277)	597	1,952	(1,355)
T. Rowe Price Equity Income Portfolio	307	4,826	(4,519)	137	6,050	(5,913)
T. Rowe Price Mid-Cap Growth Portfolio	269	3,033	(2,764)	251	4,762	(4,511)
T. Rowe Price Moderate Allocation Portfolio	941	4,179	(3,238)	346	4,316	(3,970)

T. Rowe Price International Series, Inc.:
T. Rowe Price International Stock Portfolio	321	807	(486)	514	1,871	(1,357)

EquiTrust Life Annuity Account II

Notes to Financial Statements (continued)

6. Unit Values

The following summarizes units outstanding, unit values, and net assets at December 31, 2023, 2022, 2021, 2020 and 2019, and investment income ratios, expense ratios, and total return ratios for the periods then ended:

	As of December 31			Investment
		Unit		Income	Expense	Total
Subaccount	Units	Value (A)	Net Assets	Ratio (B)	Ratio (C)	Return (D)

American Century VP Capital Appreciation Fund:
2023	2,723	$42.65	$116,132	-%	1.40%	19.03%
2022	3,804	35.83	136,308	-	1.40	(29.11)
2021	4,760	50.54	240,566	-	1.40	9.61
2020	5,246	46.11	241,863	-	1.40	40.49
2019	7,368	32.82	241,812	-	1.40	33.69
American Century VP Ultra® Fund:
2023	5,084	54.57	277,418	-	1.40	41.52
2022	5,095	38.56	196,434	-	1.40	(33.30)
2021	8,613	57.81	497,912	-	1.40	21.45
2020	8,885	47.60	422,890	-	1.40	47.78
2019	11,473	32.21	369,509	-	1.40	32.72
American Century VP Value Fund:
2023	1,709	25.70	43,927	2.38	1.40	7.58
2022	1,825	23.89	43,584	2.05	1.40	(0.83)
2021	2,103	24.09	50,658	1.72	1.40	22.78
2020	3,401	19.62	66,729	2.24	1.40	(0.41)
2019	6,158	19.70	121,311	2.08	1.40	25.32
BNY Mellon Sustainable U.S. Equity Portfolio - Service Shares:
2023	424	33.46	14,196	0.53	1.40	21.81
2022	413	27.47	11,352	0.40	1.40	(24.14)
2021	1,505	36.21	54,478	0.60	1.40	24.95
2020	1,775	28.98	51,437	0.89	1.40	22.12
2019	1,817	23.73	43,119	1.25	1.40	32.20
BNY Mellon VIF Appreciation Portfolio - Initial Shares:
2023	59,310	40.87	2,424,037	0.71	1.40	19.29
2022	64,731	34.26	2,217,530	0.67	1.40	(19.20)
2021	67,626	42.40	2,867,054	0.44	1.40	25.41
2020	69,973	33.81	2,366,098	0.79	1.40	21.97
2019	80,732	27.72	2,238,046	1.16	1.40	34.24
BNY Mellon VIF Growth & Income Portfolio - Initial Shares:
2023	24,410	43.17	1,053,774	0.65	1.40	24.95
2022	28,110	34.55	971,267	0.80	1.40	(16.00)
2021	29,094	41.13	1,196,620	0.47	1.40	23.92
2020	30,976	33.19	1,028,284	0.77	1.40	22.88
2019	33,549	27.01	906,134	1.08	1.40	27.35
BNY Mellon VIF Opportunistic Small Cap Portfolio - Initial Shares:
2023	24,669	32.33	797,541	0.34	1.40	7.77
2022	26,347	30.00	790,312	-	1.40	(17.76)
2021	33,637	36.48	1,227,060	0.11	1.40	14.86
2020	37,322	31.76	1,185,405	0.67	1.40	18.24
2019	43,394	26.86	1,165,692	-	1.40	20.07

EquiTrust Life Annuity Account II

Notes to Financial Statements (continued)

	As of December 31			Investment
		Unit		Income	Expense	Total
Subaccount	Units	Value (A)	Net Assets	Ratio (B)	Ratio (C)	Return (D)

Calvert VP NASDAQ-100 Index Portfolio:
2023	1,952	$80.57	$157,247	0.34%	1.40%	52.28%
2022	2,025	52.91	107,152	0.17	1.40	(33.57)
2021	2,264	79.65	180,313	0.28	1.40	25.12
2020	2,387	63.66	151,925	0.47	1.40	46.18
2019	2,462	43.55	107,216	0.53	1.40	36.86
Calvert VP Russell 2000® Small Cap Index Portfolio:
2023	7,298	39.67	289,480	0.87	1.40	14.99
2022	7,694	34.50	265,395	0.81	1.40	(21.61)
2021	7,928	44.01	348,897	0.74	1.40	12.96
2020	8,625	38.96	336,039	1.07	1.40	17.99
2019	10,322	33.02	340,847	0.94	1.40	23.35
Calvert VP S&P MidCap 400 Index Portfolio:
2023	5,118	52.59	269,124	1.10	1.40	14.53
2022	6,246	45.92	286,784	0.94	1.40	(14.52)
2021	8,751	53.72	470,151	0.79	1.40	22.70
2020	11,230	43.78	491,683	1.20	1.40	11.74
2019	12,062	39.18	472,564	1.18	1.40	24.11
Federated Hermes Government Money Fund II - Service Shares:
2023	52,218	9.20	480,261	4.42	1.40	3.14
2022	59,502	8.92	530,899	1.13	1.40	(0.22)
2021	64,462	8.94	576,511	-	1.40	(1.43)
2020	62,795	9.07	569,451	0.12	1.40	(1.20)
2019	32,798	9.18	300,986	1.64	1.40	0.22
Federated Hermes Managed Volatility Fund II - Primary Shares:
2023	67,622	17.53	1,185,539	1.87	1.40	7.15
2022	73,014	16.36	1,194,248	1.93	1.40	(14.92)
2021	87,219	19.23	1,677,239	1.79	1.40	16.90
2020	90,410	16.45	1,487,579	2.62	1.40	(0.48)
2019	108,033	16.53	1,785,855	2.11	1.40	18.58
Federated Hermes Quality Bond Fund II - Primary Shares:
2023	61,988	11.49	711,985	2.78	1.40	4.74
2022	72,768	10.97	798,484	2.62	1.40	(10.52)
2021	82,084	12.26	1,006,670	2.51	1.40	(2.78)
2020	94,834	12.61	1,196,000	2.64	1.40	6.59
2019	90,399	11.83	1,069,268	3.08	1.40	7.94
Fidelity® VIP Contrafund® Portfolio - Initial Class:
2023	27,036	64.26	1,737,226	0.47	1.40	31.63
2022	30,258	48.82	1,477,250	0.50	1.40	(27.33)
2021	33,590	67.18	2,256,649	0.06	1.40	26.06
2020	35,493	53.29	1,891,375	0.24	1.40	28.75
2019	44,048	41.39	1,822,962	0.45	1.40	29.79
Fidelity® VIP Growth & Income Portfolio - Initial Class:
2023	10,609	39.71	421,296	1.66	1.40	17.07
2022	10,916	33.92	370,258	1.66	1.40	(6.25)
2021	11,080	36.18	400,904	2.44	1.40	24.20
2020	11,011	29.13	320,748	2.16	1.40	6.35
2019	10,806	27.39	295,965	3.56	1.40	28.29

EquiTrust Life Annuity Account II

Notes to Financial Statements (continued)

	As of December 31			Investment
		Unit		Income	Expense	Total
Subaccount	Units	Value (A)	Net Assets	Ratio (B)	Ratio (C)	Return (D)

Fidelity® VIP Growth Portfolio - Initial Class:
2023	6,414	$53.67	$344,211	0.12%	1.40%	34.38%
2022	7,287	39.94	291,063	0.61	1.40	(25.50)
2021	7,391	53.61	396,272	-	1.40	21.51
2020	7,812	44.12	344,660	0.07	1.40	41.91
2019	6,873	31.09	213,695	0.26	1.40	32.47
Fidelity® VIP High Income Portfolio - Service Class 2:
2023	2,128	25.92	55,173	5.75	1.40	8.72
2022	2,175	23.84	51,861	5.12	1.40	(12.90)
2021	2,233	27.37	61,116	5.37	1.40	2.86
2020	2,202	26.61	58,594	4.79	1.40	0.99
2019	2,551	26.35	67,207	4.96	1.40	13.19
Fidelity® VIP Index 500 Portfolio - Initial Class:
2023	25,193	46.28	1,165,922	1.49	1.40	24.44
2022	25,012	37.19	930,072	1.37	1.40	(19.33)
2021	28,299	46.10	1,304,607	1.25	1.40	26.82
2020	31,623	36.35	1,149,698	1.78	1.40	16.58
2019	32,197	31.18	1,003,877	1.93	1.40	29.54
Fidelity® VIP Mid Cap Portfolio - Service Class 2:
2023	11,290	58.54	660,922	0.39	1.40	13.23
2022	11,609	51.70	600,259	0.26	1.40	(16.15)
2021	13,070	61.66	805,818	0.36	1.40	23.59
2020	14,605	49.89	728,689	0.40	1.40	16.24
2019	16,088	42.92	690,526	0.68	1.40	21.48
Fidelity® VIP Overseas Portfolio - Initial Class:
2023	3,782	27.62	104,464	1.02	1.40	18.85
2022	4,112	23.24	95,569	1.08	1.40	(25.51)
2021	4,066	31.20	126,866	0.54	1.40	18.05
2020	4,035	26.43	106,659	0.32	1.40	14.02
2019	7,465	23.18	173,068	1.72	1.40	25.98
Franklin Global Real Estate VIP Fund - Class 2:
2023	1,342	18.09	24,271	2.88	1.40	9.90
2022	1,360	16.46	22,382	2.37	1.40	(27.07)
2021	1,397	22.57	31,528	1.02	1.40	25.04
2020	976	18.05	17,616	3.28	1.40	(6.72)
2019	1,242	19.35	24,023	2.65	1.40	20.71
Franklin Mutual Shares VIP Fund - Class 2:
2023	6,928	27.20	188,456	1.78	1.40	11.89
2022	7,815	24.31	189,969	1.83	1.40	(8.71)
2021	8,289	26.63	220,695	2.87	1.40	17.57
2020	9,869	22.65	223,587	2.67	1.40	(6.37)
2019	11,000	24.19	266,127	1.83	1.40	20.89
Franklin Small Cap Value VIP Fund - Class 2:
2023	7,734	49.46	382,536	0.52	1.40	11.20
2022	7,951	44.48	353,650	0.99	1.40	(11.31)
2021	8,444	50.15	423,448	1.01	1.40	23.64
2020	8,941	40.56	362,654	1.51	1.40	3.73
2019	10,108	39.10	395,254	1.06	1.40	24.60

EquiTrust Life Annuity Account II

Notes to Financial Statements (continued)

	As of December 31			Investment
		Unit		Income	Expense	Total
Subaccount	Units	Value (A)	Net Assets	Ratio (B)	Ratio (C)	Return (D)

Franklin Small-Mid Cap Growth VIP Fund - Class 2:
2023	6,206	$38.12	$236,586	-%	1.40%	24.98%
2022	6,312	30.50	192,513	-	1.40	(34.61)
2021	8,512	46.64	396,986	-	1.40	8.52
2020	9,518	42.98	409,119	-	1.40	52.95
2019	10,935	28.10	307,310	-	1.40	29.61
Franklin U.S. Government Securities VIP Fund - Class 2:
2023	10,505	12.66	132,999	2.73	1.40	3.01
2022	11,316	12.29	139,047	2.38	1.40	(11.01)
2021	12,007	13.81	165,770	2.39	1.40	(3.16)
2020	18,020	14.26	256,959	2.72	1.40	2.37
2019	12,667	13.93	176,409	2.82	1.40	3.80
Templeton Growth VIP Fund - Class 2:
2023	3,071	20.32	62,390	3.79	1.40	19.39
2022	5,195	17.02	88,438	0.16	1.40	(12.76)
2021	7,799	19.51	152,115	1.08	1.40	3.45
2020	10,438	18.86	196,856	3.09	1.40	4.31
2019	13,797	18.08	249,393	2.76	1.40	13.57
LVIP JPMorgan Mid Cap Value Fund - Standard:
2023	13,731	58.62	804,904	3.15	1.40	9.39
2022	14,759	53.59	790,894	0.94	1.40	(9.42)
2021	17,299	59.16	1,023,433	0.90	1.40	28.11
2020	19,000	46.18	877,569	1.48	1.40	(1.03)
2019	22,108	46.66	1,031,625	1.60	1.40	25.03
LVIP JPMorgan Small Cap Core Fund - Standard:
2023	1,924	40.49	77,898	1.39	1.40	11.54
2022	1,875	36.30	68,060	0.47	1.40	(20.46)
2021	2,109	45.64	96,263	0.53	1.40	19.73
2020	2,950	38.12	112,471	0.84	1.40	12.08
2019	2,355	34.01	80,078	0.39	1.40	22.87
T. Rowe Price All-Cap Opportunities Portfolio:
2023	22,351	59.74	1,335,215	0.25	1.40	27.19
2022	23,628	46.97	1,109,735	-	1.40	(22.59)
2021	24,983	60.68	1,515,820	-	1.40	19.14
2020	27,285	50.93	1,389,695	-	1.40	42.38
2019	30,494	35.77	1,090,861	0.41	1.40	33.07
T. Rowe Price Equity Income Portfolio:
2023	25,919	40.73	1,055,642	2.05	1.40	8.04
2022	30,438	37.70	1,147,512	1.83	1.40	(4.68)
2021	36,351	39.55	1,437,614	1.55	1.40	23.83
2020	40,809	31.94	1,303,466	2.33	1.40	(0.22)
2019	43,515	32.01	1,392,935	2.29	1.40	24.65
T. Rowe Price Mid-Cap Growth Portfolio:
2023	25,905	84.66	2,193,076	-	1.40	18.31
2022	28,669	71.56	2,051,495	-	1.40	(23.64)
2021	33,180	93.72	3,109,668	-	1.40	13.26
2020	34,300	82.75	2,838,239	-	1.40	22.10
2019	40,198	67.77	2,724,357	0.13	1.40	29.48

EquiTrust Life Annuity Account II

Notes to Financial Statements (continued)

	As of December 31			Investment
		Unit		Income	Expense	Total
Subaccount	Units	Value (A)	Net Assets	Ratio (B)	Ratio (C)	Return (D)

T. Rowe Price Moderate Allocation Portfolio:
2023	34,614	$33.03	$1,143,250	2.30%	1.40%	13.78%
2022	37,852	29.03	1,098,971	1.53	1.40	(19.45)
2021	41,822	36.04	1,507,252	0.98	1.40	8.55
2020	43,054	33.20	1,429,518	1.38	1.40	12.93
2019	44,521	29.40	1,308,704	1.95	1.40	18.17
T. Rowe Price International Stock Portfolio:
2023	13,406	19.11	256,139	1.00	1.40	14.64
2022	13,892	16.67	231,533	0.76	1.40	(16.94)
2021	15,249	20.07	306,116	0.58	1.40	(0.10)
2020	18,246	20.09	366,556	0.52	1.40	12.87
2019	21,862	17.80	389,132	2.38	1.40	26.06

EquiTrust Life Annuity Account II

Notes to Financial Statements (continued)

(A)	There are no differences in unit value between accumulation units and units of contracts in annuitization period since there are no differences in charges that result in direct reductions of unit values.

(B)	These ratios represent the dividends, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions in the unit values. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.

(C)	These ratios represent the annualized contract expenses of the separate account, consisting of mortality and expense risk charges, for the period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund are excluded.

(D)	These ratios represent the total return for the period indicated, including changes in the value of the underlying fund, and reflect deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented.

7. Subsequent Events

Reorganization of American Century Variable Portfolio funds into newly formed funds of Lincoln Variable Insurance Products Trust was approved April 4, 2024. On or about April 26, 2024, assets of each fund will be transferred as noted below. In addition, subaccounts that invest in the American Century Variable Portfolio funds will transfer their investment into the respective newly formed fund as noted below.

New formed fund/portfolio	Former fund/portfolio
LVIP American Century Capital Appreciation Fund – Standard II	American Century VP Capital Appreciation Fund
LVIP American Century Inflation Protection Fund – Standard II	American Century VP Inflation Protection Bond Fund
LVIP American Century Mid Cap Value Fund – Standard II	American Century VP Mid Cap Value Fund
LVIP American Century Ultra Fund – Standard II	American Century VP Ultra® Fund
LVIP American Century Value Fund – Standard II	American Century VP Value Fund